Acquisitions - Schedule of asset acquisition (Details) - Engage Holdings, LLC (d/b/a "BusinessPhone.com" $ in Thousands	Feb. 05, 2021 USD ($)
Cost of the asset acquisition
Base purchase price	$ 750
Contingent consideration	5,969
Direct transaction costs	284
Total cost of the asset acquisition	7,003
Assets acquired
Cash and cash equivalents	784
Restricted cash	826
Accounts receivable, net	696
Deposits and other	78
Property and equipment, net	76
Total assets acquired	8,440
Liabilities assumed
Accounts payable	439
Accrued expenses and other	182
Short-term debt	816
Total liabilities assumed	1,437
Net identifiable assets acquired	7,003
Customer relationships
Assets acquired
Intangible assets, net	5,600
Acquired workforce
Assets acquired
Intangible assets, net	$ 380